Results From Financial Transactions - Summary of Ineffective Portion of Hedge Transactions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedged items [line items]
Total		€ 1	€ 7
Non-cash changes [member]
Disclosure of detailed information about hedged items [line items]
Ineffectiveness fair value hedges		1	5
Total	€ 0	1	7
Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Ineffectiveness cash flow hedges	74	51	(62)
Hedged item [member]
Disclosure of detailed information about hedged items [line items]
Fair value change on hedged items in a fair value hedge	(10)	2	(8)
Hedged item [member] | Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Ineffectiveness cash flow hedges			2
Hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Fair value change on hedged items in a fair value hedge	€ 10	€ (1)	€ 13